Filed pursuant to Rule 433
Registration File No. 333-286914
Rule 482ad

Explanatory Note: This 497AD replaces and supersedes in its entirety the 497AD previously filed with the Securities and Exchange Commission by the Registrant on April 29, 2026 (SEC Accession No. 0001213900-26-048576) (the "Original 497AD"). No person should rely on the Original 497AD.

TAP

USPE

Private Equity, Finally Public



Private Equity’s first Exchange Traded Product.

No paperwork. No redemption queues.

It’s PE without the BS.

USPE

Tap US Private Equity Fund of Funds (the "Fund") Ticker: USPE
IPO Window: May 2026

Private Equity Has Historically Outperformed Public Equities Across Market Cycles

Private Equity has outperformed public markets 97 of the last 100 quarters on a 10-year rolling returns basis



RUSSELL 3000
MSCI GLOBAL PRIVATE EQUITY INDEX
8.0%
12.7%
25-YEAR ANNUAL RETURNS

Across various market cycles private equity has continued compounding excess returns*



MULTIPLES ON CASH ("MOC") OVER TIME
19.9x
6.6x
'00
'02
'04
'06
'08
'10
'12
'14
'16
'18
'20
'22
'24

2025 Regulatory Changes Unlock A New Era Of Exchange Traded Private Equity

Anticipated to be the First Exchange Traded Product for Private Equity: Tap US Private Equity Fund of Funds (the "Fund") is anticipated to be the first ever SEC registered exchange traded PE fund-of-funds in the US

Exposure to Leading Private Equity Managers: Prospective portfolio includes PE funds from 15+ of the largest fund managers including Blackstone, Apollo, Vista, TA, and others

Intraday Liquidity on the New York Stock Exchange: Shares trade on the NYSE, offering full intraday liquidity - solving the illiquidity challenge of traditional PE

Daily Valuation Transparency: USPE will publish a daily net asset valuation to its website anchored by secondary-market pricing data

No Complicated Paperwork, No Minimums, No K-1s: No investment minimums and investors receive simple 1099 tax reporting - no capital calls, no delayed filings, no complicated paperwork

Led by Experienced Industry Veterans: Tap's team brings deep expertise from prior experience at JP Morgan, Coller Capital, Bloomberg, and Hamilton Lane

Sources: MSCI Private Capital, Dawson, Bloomberg. The MSCI Global Private Equity Index is the "MSCI Global Private Equity Closed-End Fund Index." For illustrative purposes only. Projections and forward-looking statements are not reliable indicators of future events, and no guarantee or assurance is given that such activities will occur as expected or at all. *Private Equity investments differ from public equities in several respects, including liquidity, valuation, transparency, methodology, use of leverage, fee structures, and investment horizon. Private equity returns are typically based on periodic valuations of underlying investments and may not reflect realized outcomes and such investments are generally less liquid than publicly traded securities. For additional details on the investment strategy and investment risks for the Fund, please see the Fund's preliminary prospectus, copies of which may be obtained for free using EDGAR on www.sec.gov or by contacting Tap Capital.

Private Equity Has Long Been Opaque, Illiquid, and High Fee
USPE Brings Simplicity, Transparency, and Intraday Liquidity

	Semi-Liquid Funds[1]	USPE
Manager Quality	Ranges	15+ of the Largest Fund Managers
Availability	Accredited Investors	Any Brokerage Account
Investment Process	Subscription Agreement	Invest With One-Click
Liquidity	Gated at 5% Quarterly	Intraday Liquidity At Market Price
Minimums	$25k	No Minimums
Fees	1.5% Management Fee 3.4% Carried Interest 2.9% Sales Load 0.5% Distribution Fees 1.3 % Redemption Fee	2.00% Management Fee[2] No Carried Interest No Sales Load[3] No Distribution Fee No Redemption Fee

1. Source: Barrington, EDGAR
2. Management fee is 2.0% on the first $100M in gross assets and 1.5% thereafter
3. The adviser will pay the full amount of the sales load with respect to the Common Shares sold in this offering



3:30
YourBrokerage
Tap US Example Fund of Funds
USFF
$15.61
As of June 31st - 03:45PM ET
Trade USFF
Fund Holdings
Name
Weight
Leets Example Fund VII
4.8%

TAP

info@usetap.com | www.tapprivatemarkets.com

USPE

Tap US Private Equity Fund of Funds (the "Fund") Ticker: USPE
IPO Window: May 2026

Anticipated Portfolio

Top 10 Prospective Holdings*

1	Providence Equity Partners VIII
2	Apollo Overseas Partners IX
3	L Catterton IX
4	Vista Equity Partners Fund VIII
5	TA XIV
6	Apollo Overseas Partners X
7	The Veritas Capital Fund VI
8	Clearlake Capital Partners VII
9	Blackstone Capital Partners VII
10	Green Equity Investors IX

*For illustrative purposes only. The Fund has submitted non-binding letters of intent ("LOIs") to certain limited partners to acquire interests in the funds listed herein through secondary market transactions. Following completion of the initial public offering, the Fund intends to use offering proceeds to complete such transactions, with anticipated closing dates on or around June 30, 2026.

These LOIs are non-binding and there can be no assurance that any particular transaction will be consummated, that any specific fund interest will be acquired, or that any such investment will be acquired in the anticipated size or portfolio weighting. The ultimate composition of the portfolio will depend on the size of the offering, transaction availability, and final negotiated terms.

This document contains trademarks owned by third parties. We do not claim ownership of these marks, and the inclusion of these marks does not imply any affiliation with, endorsement by, or sponsorship from the respective owners.

Prospective Strategy & Geography Breakdown



US Private Equity
97.6%
Global Private Equity
2.4%

Prospective Vintage Diversification



30%
20%
10%
0%
≤2018
2019
2020
2021
2022
2023

About the Offering

Issuer	**Tap US Private Equity Fund of Funds**
Corporate Structure	**Closed-end investment company**
Fund Advisor	**Tap Capital LLC**
Exchange	**NYSE**
Ticker	**USPE**
Anticipated Offer Price	**$12.50 per share**
Anticipated Deal Size	**$100 million**
Overallotment Option	**15% for 30 days**
Investment Objective**	**Achieve maximum total return**
Principal Strategy	**Under normal circumstances, the Fund will invest at least 80% of its net assets (defined as net assets plus the amount of borrowings for investment purposes) in limited partnership interests of private equity funds that are domiciled in or primarily investing in the U.S.**
Term	**Evergreen**
Offering Expenses & Costs	**Tap Capital LLC has agreed to pay 100% of the Fund's offering expenses and costs**

**Subject to change. Tap Capital believes the above describes its current approach to the Fund's investment strategies and processes and is being provided for illustrative purposes only. However, no guarantee or assurance is given that such activities will occur as expected or at all. The implementation methodology is subject to change without notice in the discretion of Tap Capital and is not a guarantee of future implementation or performance.

Risk Disclosures

TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead Underwriter in connection with the proposed offering of shares of the Fund. TCBI Securities, Inc. is a FINRA-registered broker-dealer. Member FINRA, SIPC. TCBI Securities, Inc. is not affiliated with Tap Capital LLC. Tap Capital LLC serves as the investment adviser of the Fund and is responsible for managing the Fund's investment portfolio.

This presentation (the "Presentation") has been prepared by Tap Capital LLC, a Delaware limited liability company (the "Company"), the investment adviser to Tap US Private Equity Fund of Funds (the "Fund"). The Company is solely responsible for its contents. Any reproduction or distribution of this Presentation, in whole or in part, without the prior consent of the Company is prohibited. Each person viewing this Presentation agrees to use this Presentation for the sole purpose of evaluating the Fund.

This Presentation includes market data and other statistical information from third party sources, including independent industry publications. The Company believes these third-party sources are reliable as of their respective dates, but has not independently verified the accuracy or completeness of this information, and makes no representation or warranty with respect to the accuracy of such information. Any representations or warranties relating to the Fund will be made only in the Fund's definitive prospectus, which will form part of its registration statement once it is declared effective by the SEC, and in any related underwriting agreement filed with the SEC.

Investors are advised to carefully consider the investment objective, risks and charges and expenses of the Fund before investing. A registration statement on Form N-2 (File No. 333-286914) relating to the offering of the Fund's common shares of beneficial interest (the "Common Shares") has been filed with the SEC, but has not yet become effective. The Common Shares may not be sold, nor may offers to buy be accepted, prior to the time the registration statement becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of a prospectus. Copies of the preliminary prospectus relating to the IPO may be obtained by visiting EDGAR on the SEC's website at www.sec.gov. The information in the preliminary prospectus and this Presentation is not complete and may be changed.

An investment in the Fund involves significant risks, including the principal risks described below.

- **Market Discount Risk:** Fund shares may trade below NAV due to market forces, causing losses even if underlying value is stable.
- **Underlying Fund Risks:** Underlying funds investments have illiquidity, limited control, valuation uncertainty, and layered fees that can reduce returns and increase loss potential.
- **Private Equity Investment Risks:** Private equity investments are illiquid, long term, and sensitive to market conditions, leverage, and subjective valuations.
- **Risks Specific to Secondaries:** Secondary investments may involve incomplete information, limited negotiation power, hidden liabilities, and ongoing capital obligations.
- **Fund Investments Uncertain:** Because many holdings lack active markets, valuations are subjective and may differ significantly from actual realized values.
- **Concentration of Investments:** Heavy exposure to private equity and specific sectors may reduce diversification and amplify losses.
- **Leverage:** Use of leverage can magnify both gains and losses, potentially resulting in substantial declines in value.

There can be no guarantee that the investment objectives will be achieved. The Company may engage in other investment practices that may increase the risk of investment loss. An investor could lose all or substantially all of his or her investment. You should carefully review the more detailed discussion of risks in the Fund's preliminary prospectus, or final prospectus, when available.

Except where otherwise indicated, the information herein is provided based on matters as they exist as of the date of preparation and will not be updated or otherwise revised to reflect subsequent developments. This Presentation does not purport to contain all of the information that may be required to evaluate a possible transaction. This Presentation is not intended to form the basis of any investment decision by the recipient and does not constitute investment, tax or legal advice. All information is qualified in its entirety by reference to the more detailed discussions contained in the registration statement.

The financial products described in this presentation are for illustrative purposes only.

This Presentation shall not constitute an offer to sell or the solicitation of an offer to buy any securities of the Fund nor shall there be any sale of any securities of the Fund in any state or jurisdiction, domestic or foreign, in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction. The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this Presentation. Any representation to the contrary is a criminal offense. These materials are not advice, a recommendation or an offer to enter into any transaction with the Company or any of its affiliates. There is no guarantee that any of the goals, targets or objectives described in these materials will be achieved.

Any mention of specific partners, brands, or financial institutions is purely illustrative and does not indicate any formal partnership, endorsement, or participation in the offering.

This Presentation may contain certain "forward statements," including statements regarding the Fund and/or the target investments and the Company's expectations, hopes, beliefs, intentions or strategies regarding the future. In addition, any statements that refer to projections, forecasts or other characterizations of future events or circumstances, including any underlying assumptions, are forward-looking statements. The words "anticipate," "believe," "continue," "could," "estimate," "expect," "intends," "may," "might," "plan," "possible," "potential," "predict," "project," "should," "would" and similar expressions may identify forward-looking statements, but the absence of these words does not mean that a statement is not forward-looking. The forward-looking statements contained herein are based on the Fund's and the Company's current expectations and beliefs concerning future developments and their potential effects on the Fund. There can be no assurance that future developments affecting the Fund will be those that we have anticipated. These forward-looking statements involve a number of risks, including the risks described in "Risks" sections in the Fund's registration statement on Form N-2, uncertainties (some of which are beyond the Company's control) or other assumptions that may cause actual results or performance to be materially different from those expressed or implied by these forward-looking statements. Except as required by law, the Company, the Fund, and the Underwriters are not undertaking any obligation to update or revise any forward-looking statements whether as a result of new information, future events or otherwise.

The Company is registered as an investment adviser with the SEC.



Tap Capital

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Floor 85
New York, NY 10007

www.tapprivatemarkets.com